SHARE-BASED COMPENSATION (Option Activity) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding at the beginning of the year		422,784	208,222	207,769
Granted		203,721	318,094	9,842
Forfeited		(79,183)	(103,532)	(9,389)
Outstanding at the end of the year		547,322	422,784	208,222
Exercisable at the end of the year		194,291	101,040	134,550
Weighted average of exercise price
Outstanding at the beginning of the year		$ 15.54	$ 46.32	$ 47.04
Granted		2.03	4.00	23.88
Forfeited		12.17	45.88	39.24
Outstanding at the end of the year		10.24	15.54	46.32
Exercisable at the end of the year		$ 23.36	$ 46.18	$ 48.00
Weighted average remaining contractual life
Outstanding at the beginning of the year		8 years 7 months 6 days	7 years 1 month 9 days	7 years 4 months 20 days
Outstanding at the end of the year		8 years 3 months 19 days	8 years 7 months 6 days	7 years 1 month 9 days
Exercisable at the end of the year		6 years 5 months 23 days	4 years 7 months 10 days	5 years 11 months 26 days
Aggregate intrinsic value
Outstanding at the beginning of the year	[1]
Outstanding at the end of the year	[1]
Exercisable at the end of the year	[1]
RSUs [Member]
Number of options
Outstanding at the beginning of the year		109,469	44,473
RSUs granted		55,560	95,719	49,856
RSUs vested		(35,124)	(4,818)	(1,033)
RSUs forfeited		(30,375)	(25,905)	(4,350)
Outstanding at the end of the year		99,530	109,469	44,473

[1]	All the outstanding options, except options at an exercise price of par value, are out of the money.